CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (3,214)	$ (635)	$ (9,101)
Loss from discontinued operations		806	3,075
Net profit (loss) from continuing operations	(3,214)	171	(6,026)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	656	611	596
Inventory write offs	443	36	2,235
Impairment of goodwill and intangible assets	555		383
Capital loss from sale of investment in other company		7
Impairment of available for sale securities	156		304
Impairment of investment in other company	39	111	53
Severance pay, net	5		(160)
Share-based compensation expenses related to employees, directors and service providers	169	217	649
Amortization of discount on convertible note	202	225	108
Accrued interest on long-term convertible notes	230	196	104
Inducement expenses of convertible note	760
Revaluation of fair value related to extension of warrants as part of an Inducement of a convertible note	86
Decrease (increase) in trade receivables, net	(1,045)	(417)	2,897
Change in income tax accruals	(199)	52	343
Decrease (increase) in other accounts receivable and other assets	363	(114)	(155)
Decrease (increase) in inventories	506	138	(66)
Increase (decrease) in trade payables	(46)	332	(818)
Decrease in employees and payroll accruals, deferred revenues, accrued expenses and other liabilities	(31)	(105)	(426)
Net cash provided by (used in) operating activities from continuing operations	(365)	1,460	21
Net cash used in operating activities from discontinued operations		(176)	(1,291)
Net cash provided by (used in) operating activities	(365)	1,284	(1,270)
Cash flows from investing activities:
Purchase of property, plant and equipment	(357)	(108)	(320)
Change in long term bank deposits	(427)
Proceeds from sale of investment in other company		150
Repayment of deferred consideration for the acquisition of Dimex Systems Ltd activity	(256)	(147)	(967)
Net cash used in investing activities from continuing operations	(1,040)	(105)	(1,287)
Net cash used in investing activities from discontinued operations			(74)
Net cash used in investing activities	(1,040)	(105)	(1,361)
Cash flows from financing activities:
Proceeds from issuance of shares, net		265	(17)
Proceeds from (repayment of) short and long-term bank loans	1,113	(841)	(363)
Proceeds from (repayment of) long-term convertible note and warrants, net of issuance expenses		(28)	1,584
Net cash provided by (used in) financing activities from continuing operations	1,113	(604)	1,204
Net cash provided by (used in) financing activities from discontinued operations		(308)	385
Net cash provided by (used in) financing activities	1,113	(912)	1,589
Increase (decrease) in cash and cash equivalents	(292)	267	(1,042)
Increase (decrease) in cash and cash equivalents from discontinued operations		(128)	359
Cash and cash equivalents at the beginning of the year	703	564	1,247
Cash and cash equivalents at the end of the year	411	703	564
Supplemental disclosure of cash flow activities:
Cash paid during the year for interest	572	463	538
Cash paid during the year for income tax	2	2	1
Non-cash activities:
Conversion of payable into long-term convertible debentures		161	675
Deferred charges related to convertible note			62
Sale of investment in other company		150
Purchase of property and equipment			47
Inducement of a convertible note into share capital	$ 2,523